Taxes on Income (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Provision for doubtful debts	$ 1,411	$ 1,839
Vacation pay accruals and others	381	267
Capital loss carryforward	207	240
Net operating loss carryforwards	363	173
Foreign currency derivatives	125
Marketable securities	2
Cash flow hedging derivatives	168
Severance pay fund	9	24
Total gross deferred tax assets	2,666	2,543
Less valuation allowance	(207)	(240)
Deferred tax assets, net	2,459	2,303
Deferred tax liabilities:
Marketable securities		(8)
Fixed assets	(2,405)	(2,445)
Customer relations	(1,076)	(1,310)
Foreign currency derivatives		(120)
Cash flow hedging derivatives		(55)
Goodwill	(642)	(582)
Total gross deferred tax liabilities	(4,123)	(4,520)
Net deferred tax asset (liability)	$ (1,664)	$ (2,217)